Allowance for Loan Losses - Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 5,599	$ 5,869
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	173	270
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	938	942
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	8	374
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	4,183	3,886
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	9	41
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	284	338
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 4	$ 18